Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jul 1, 2011
Registrant Name	dei_EntityRegistrantName	AMBASSADOR FUNDS
Central Index Key	dei_EntityCentralIndexKey	0001113914
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan 3, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jan 1, 2012
Prospectus Date	rr_ProspectusDate	Jul 1, 2011

AMBASSADOR FUNDS

SUPPLEMENT DATED JANUARY 1, 2012

to

PROSPECTUS DATED JULY 1, 2011

Explanatory Note:

Effective as of January 1, 2012, Ambassador Funds, a Delaware statutory trust (the "Trust"), has entered into an Agreement to Waive Fees and Reimburse Expenses (the "Agreement") with Convergence Financial Services, Inc., a Michigan corporation (the "Adviser") and the investment adviser to each of the Selkirk Opportunities Fund, Selkirk Core Fund and Selkirk Income Fund (collectively, the "Funds" and each a "Fund"), each of which is a series of the Trust.  Pursuant to the terms of the Agreement, the Adviser has agreed to waive its investment advisory fee and/or reimburse each Fund's operating expenses as necessary to limit each Fund's Total Annual Operating Expenses to 2.00% of the Fund's average net assets.  The Agreement has an initial term through April 30, 2013, and may not be terminated by the Adviser before such date.  The Agreement supersedes the fee waiver agreement made by the Adviser with respect to the Funds in the Investment Advisory Agreement made as of June 10, 2011, by and between the Trust and the Adviser.  The Agreement does not in any way relate to, or supersede the terms of such Investment Advisory Agreement applicable to, the other series of the Trust for which the Adviser serves as investment adviser.

In light of the foregoing, the Funds' prospectus is amended, effective as of January 1, 2012, by inserting the following information:

Selkirk Mutual Funds Prospectus – the Selkirk Opportunities Fund's "Annual Fund Operating Expenses" section on page 2 is replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	1.25%
Distribution (12b-1) Fees	0.25%
Other Expenses(1)	0.61%
Total Annual Fund Operating Expenses Fee Waiver and/or Expense Reimbursement(2) Total Annual Fund Operating Expenses after Fee Waiver	2.11% -0.11% 2.00%

(1) "Other Expenses" are based on estimated amounts for current fiscal year and assumes that the Fund has average daily net assets of $25,000,000.

(2) The Adviser has contractually agreed (through April 30, 2013) to waive fees and/or pay the Selkirk Opportunities Fund's expenses (excluding Acquired Fund Fees and Expenses) in order to limit Total Annual Fund Operating Expenses to 2.00% of the average net assets.  The contractual agreement to waive fees and/or pay expenses cannot be terminated, other than by the Trust's Board of Trustees, prior to May 1, 2013.  To the extent the Adviser waives its management fees and/or pays expenses of the Fund, it may seek repayment by the Fund of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived and/or paid, subject to the respective waiver and expense reimbursement agreement.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Selkirk Opportunities Fund	1 Year	3 Years
	$203	$627

Selkirk Mutual Funds Prospectus – the Selkirk Core Fund's "Annual Fund Operating Expenses" section on page 5 is replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	1.00%
Distribution (12b-1) Fees	0.25%
Other Expenses(1)	0.61%
Total Annual Fund Operating Expenses Fee Waiver(2) Total Annual Fund Operating Expenses after Fee Waiver	1.86% 0.00% 1.86%

(1) "Other Expenses" are based on estimated amounts for current fiscal year and assumes that the Fund has average daily net assets of $25,000,000.

(2) The Adviser has contractually agreed (through April 30, 2013) to waive fees and/or pay the Selkirk Core Fund's expenses (excluding Acquired Fund Fees and Expenses) in order to limit Total Annual Fund Operating Expenses to 2.00% of the average net assets.  The contractual agreement to waive fees and/or pay expenses cannot be terminated, other than by the Trust's Board of Trustees, prior to May 1, 2013.  To the extent the Adviser waives its management fees and/or pays expenses of the Fund, it may seek repayment by the Fund of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived and/or paid, subject to the respective waiver and expense reimbursement agreement.

Selkirk Mutual Funds Prospectus – the Selkirk Income Fund's "Annual Fund Operating Expenses" section on page 8 is replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	1.00%
Distribution (12b-1) Fees	0.25%
Other Expenses(1)	0.61%
Total Annual Fund Operating Expenses Fee Waiver(2) Total Annual Fund Operating Expenses after Fee Waiver	1.86% 0.00% 1.86%

(1) "Other Expenses" are based on estimated amounts for current fiscal year and assumes that the Fund has average daily net assets of $25,000,000.

(2) The Adviser has contractually agreed (through April 30, 2013) to waive fees and/or pay the Selkirk Income Fund's expenses (excluding Acquired Fund Fees and Expenses) in order to limit Total Annual Fund Operating Expenses to 2.00% of the average net assets.  The contractual agreement to waive fees and/or pay expenses cannot be terminated, other than by the Trust's Board of Trustees, prior to May 1, 2013.  To the extent the Adviser waives its management fees and/or pays expenses of the Fund, it may seek repayment by the Fund of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived and/or paid, subject to the respective waiver and expense reimbursement agreement.

Please keep this supplement for future reference

Selkirk Opportunities Fund
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Selkirk Opportunities Fund
Management Fees		1.25%
Distribution (12b-1) Fees		0.25%
Other Expenses	[1]	0.61%
Total Annual Fund Operating Expenses		2.11%
Fee Waiver and/or Expense Reimbursement	[2]	(0.11%)
Total Annual Fund Operating Expenses after Fee Waiver		2.00%
[1]	"Other Expenses" are based on estimated amounts for current fiscal year and assumes that the Fund has average daily net assets of $25,000,000.
[2]	The Adviser has contractually agreed (through April 30, 2013) to waive fees and/or pay the Selkirk Opportunities Fund's expenses (excluding Acquired Fund Fees and Expenses) in order to limit Total Annual Fund Operating Expenses to 2.00% of the average net assets. The contractual agreement to waive fees and/or pay expenses cannot be terminated, other than by the Trust's Board of Trustees, prior to May 1, 2013. To the extent the Adviser waives its management fees and/or pays expenses of the Fund, it may seek repayment by the Fund of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived and/or paid, subject to the respective waiver and expense reimbursement agreement.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years
Selkirk Opportunities Fund	203	627

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AMBASSADOR FUNDS
Prospectus Date	rr_ProspectusDate	Jul 1, 2011
Supplement [Text Block]	cik0001113914_SupplementTextBlock

AMBASSADOR FUNDS

SUPPLEMENT DATED JANUARY 1, 2012

to

PROSPECTUS DATED JULY 1, 2011

Explanatory Note:

Effective as of January 1, 2012, Ambassador Funds, a Delaware statutory trust (the "Trust"), has entered into an Agreement to Waive Fees and Reimburse Expenses (the "Agreement") with Convergence Financial Services, Inc., a Michigan corporation (the "Adviser") and the investment adviser to each of the Selkirk Opportunities Fund, Selkirk Core Fund and Selkirk Income Fund (collectively, the "Funds" and each a "Fund"), each of which is a series of the Trust.  Pursuant to the terms of the Agreement, the Adviser has agreed to waive its investment advisory fee and/or reimburse each Fund's operating expenses as necessary to limit each Fund's Total Annual Operating Expenses to 2.00% of the Fund's average net assets.  The Agreement has an initial term through April 30, 2013, and may not be terminated by the Adviser before such date.  The Agreement supersedes the fee waiver agreement made by the Adviser with respect to the Funds in the Investment Advisory Agreement made as of June 10, 2011, by and between the Trust and the Adviser.  The Agreement does not in any way relate to, or supersede the terms of such Investment Advisory Agreement applicable to, the other series of the Trust for which the Adviser serves as investment adviser.

In light of the foregoing, the Funds' prospectus is amended, effective as of January 1, 2012, by inserting the following information:

Selkirk Mutual Funds Prospectus – the Selkirk Opportunities Fund's "Annual Fund Operating Expenses" section on page 2 is replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	1.25%
Distribution (12b-1) Fees	0.25%
Other Expenses(1)	0.61%
Total Annual Fund Operating Expenses Fee Waiver and/or Expense Reimbursement(2) Total Annual Fund Operating Expenses after Fee Waiver	2.11% -0.11% 2.00%

(1) "Other Expenses" are based on estimated amounts for current fiscal year and assumes that the Fund has average daily net assets of $25,000,000.

(2) The Adviser has contractually agreed (through April 30, 2013) to waive fees and/or pay the Selkirk Opportunities Fund's expenses (excluding Acquired Fund Fees and Expenses) in order to limit Total Annual Fund Operating Expenses to 2.00% of the average net assets.  The contractual agreement to waive fees and/or pay expenses cannot be terminated, other than by the Trust's Board of Trustees, prior to May 1, 2013.  To the extent the Adviser waives its management fees and/or pays expenses of the Fund, it may seek repayment by the Fund of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived and/or paid, subject to the respective waiver and expense reimbursement agreement.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Selkirk Opportunities Fund	1 Year	3 Years
	$203	$627

Selkirk Mutual Funds Prospectus – the Selkirk Core Fund's "Annual Fund Operating Expenses" section on page 5 is replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	1.00%
Distribution (12b-1) Fees	0.25%
Other Expenses(1)	0.61%
Total Annual Fund Operating Expenses Fee Waiver(2) Total Annual Fund Operating Expenses after Fee Waiver	1.86% 0.00% 1.86%

(1) "Other Expenses" are based on estimated amounts for current fiscal year and assumes that the Fund has average daily net assets of $25,000,000.

(2) The Adviser has contractually agreed (through April 30, 2013) to waive fees and/or pay the Selkirk Core Fund's expenses (excluding Acquired Fund Fees and Expenses) in order to limit Total Annual Fund Operating Expenses to 2.00% of the average net assets.  The contractual agreement to waive fees and/or pay expenses cannot be terminated, other than by the Trust's Board of Trustees, prior to May 1, 2013.  To the extent the Adviser waives its management fees and/or pays expenses of the Fund, it may seek repayment by the Fund of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived and/or paid, subject to the respective waiver and expense reimbursement agreement.

Selkirk Mutual Funds Prospectus – the Selkirk Income Fund's "Annual Fund Operating Expenses" section on page 8 is replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	1.00%
Distribution (12b-1) Fees	0.25%
Other Expenses(1)	0.61%
Total Annual Fund Operating Expenses Fee Waiver(2) Total Annual Fund Operating Expenses after Fee Waiver	1.86% 0.00% 1.86%

(1) "Other Expenses" are based on estimated amounts for current fiscal year and assumes that the Fund has average daily net assets of $25,000,000.

(2) The Adviser has contractually agreed (through April 30, 2013) to waive fees and/or pay the Selkirk Income Fund's expenses (excluding Acquired Fund Fees and Expenses) in order to limit Total Annual Fund Operating Expenses to 2.00% of the average net assets.  The contractual agreement to waive fees and/or pay expenses cannot be terminated, other than by the Trust's Board of Trustees, prior to May 1, 2013.  To the extent the Adviser waives its management fees and/or pays expenses of the Fund, it may seek repayment by the Fund of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived and/or paid, subject to the respective waiver and expense reimbursement agreement.

Please keep this supplement for future reference

Selkirk Opportunities Fund | Selkirk Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.61%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.11%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver	rr_NetExpensesOverAssets	2.00%
1 Year	rr_ExpenseExampleYear01	203
3 Years	rr_ExpenseExampleYear03	627
Selkirk Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001113914_SupplementTextBlock

AMBASSADOR FUNDS

SUPPLEMENT DATED JANUARY 1, 2012

to

PROSPECTUS DATED JULY 1, 2011

In light of the foregoing, the Funds' prospectus is amended, effective as of January 1, 2012, by inserting the following information:

Selkirk Mutual Funds Prospectus – the Selkirk Opportunities Fund's "Annual Fund Operating Expenses" section on page 2 is replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	1.25%
Distribution (12b-1) Fees	0.25%
Other Expenses(1)	0.61%
Total Annual Fund Operating Expenses Fee Waiver and/or Expense Reimbursement(2) Total Annual Fund Operating Expenses after Fee Waiver	2.11% -0.11% 2.00%

(1) "Other Expenses" are based on estimated amounts for current fiscal year and assumes that the Fund has average daily net assets of $25,000,000.

(2) The Adviser has contractually agreed (through April 30, 2013) to waive fees and/or pay the Selkirk Opportunities Fund's expenses (excluding Acquired Fund Fees and Expenses) in order to limit Total Annual Fund Operating Expenses to 2.00% of the average net assets.  The contractual agreement to waive fees and/or pay expenses cannot be terminated, other than by the Trust's Board of Trustees, prior to May 1, 2013.  To the extent the Adviser waives its management fees and/or pays expenses of the Fund, it may seek repayment by the Fund of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived and/or paid, subject to the respective waiver and expense reimbursement agreement.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Selkirk Opportunities Fund	1 Year	3 Years
	$203	$627

Please keep this supplement for future reference

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2013
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are based on estimated amounts for current fiscal year
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

[1]	"Other Expenses" are based on estimated amounts for current fiscal year and assumes that the Fund has average daily net assets of $25,000,000.
[2]	The Adviser has contractually agreed (through April 30, 2013) to waive fees and/or pay the Selkirk Opportunities Fund's expenses (excluding Acquired Fund Fees and Expenses) in order to limit Total Annual Fund Operating Expenses to 2.00% of the average net assets. The contractual agreement to waive fees and/or pay expenses cannot be terminated, other than by the Trust's Board of Trustees, prior to May 1, 2013. To the extent the Adviser waives its management fees and/or pays expenses of the Fund, it may seek repayment by the Fund of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived and/or paid, subject to the respective waiver and expense reimbursement agreement.

Selkirk Core Fund
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Selkirk Core Fund
Management Fees		1.00%
Distribution (12b-1) Fees		0.25%
Other Expenses	[1]	0.61%
Total Annual Fund Operating Expenses		1.86%
Fee Waiver	[2]	none
Total Annual Fund Operating Expenses after Fee Waiver		1.86%
[1]	"Other Expenses" are based on estimated amounts for current fiscal year and assumes that the Fund has average daily net assets of $25,000,000.
[2]	The Adviser has contractually agreed (through April 30, 2013) to waive fees and/or pay the Selkirk Core Fund's expenses (excluding Acquired Fund Fees and Expenses) in order to limit Total Annual Fund Operating Expenses to 2.00% of the average net assets. The contractual agreement to waive fees and/or pay expenses cannot be terminated, other than by the Trust's Board of Trustees, prior to May 1, 2013. To the extent the Adviser waives its management fees and/or pays expenses of the Fund, it may seek repayment by the Fund of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived and/or paid, subject to the respective waiver and expense reimbursement agreement.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AMBASSADOR FUNDS
Prospectus Date	rr_ProspectusDate	Jul 1, 2011
Supplement [Text Block]	cik0001113914_SupplementTextBlock

AMBASSADOR FUNDS

SUPPLEMENT DATED JANUARY 1, 2012

to

PROSPECTUS DATED JULY 1, 2011

Explanatory Note:

Effective as of January 1, 2012, Ambassador Funds, a Delaware statutory trust (the "Trust"), has entered into an Agreement to Waive Fees and Reimburse Expenses (the "Agreement") with Convergence Financial Services, Inc., a Michigan corporation (the "Adviser") and the investment adviser to each of the Selkirk Opportunities Fund, Selkirk Core Fund and Selkirk Income Fund (collectively, the "Funds" and each a "Fund"), each of which is a series of the Trust.  Pursuant to the terms of the Agreement, the Adviser has agreed to waive its investment advisory fee and/or reimburse each Fund's operating expenses as necessary to limit each Fund's Total Annual Operating Expenses to 2.00% of the Fund's average net assets.  The Agreement has an initial term through April 30, 2013, and may not be terminated by the Adviser before such date.  The Agreement supersedes the fee waiver agreement made by the Adviser with respect to the Funds in the Investment Advisory Agreement made as of June 10, 2011, by and between the Trust and the Adviser.  The Agreement does not in any way relate to, or supersede the terms of such Investment Advisory Agreement applicable to, the other series of the Trust for which the Adviser serves as investment adviser.

In light of the foregoing, the Funds' prospectus is amended, effective as of January 1, 2012, by inserting the following information:

Selkirk Mutual Funds Prospectus – the Selkirk Opportunities Fund's "Annual Fund Operating Expenses" section on page 2 is replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	1.25%
Distribution (12b-1) Fees	0.25%
Other Expenses(1)	0.61%
Total Annual Fund Operating Expenses Fee Waiver and/or Expense Reimbursement(2) Total Annual Fund Operating Expenses after Fee Waiver	2.11% -0.11% 2.00%

(1) "Other Expenses" are based on estimated amounts for current fiscal year and assumes that the Fund has average daily net assets of $25,000,000.

(2) The Adviser has contractually agreed (through April 30, 2013) to waive fees and/or pay the Selkirk Opportunities Fund's expenses (excluding Acquired Fund Fees and Expenses) in order to limit Total Annual Fund Operating Expenses to 2.00% of the average net assets.  The contractual agreement to waive fees and/or pay expenses cannot be terminated, other than by the Trust's Board of Trustees, prior to May 1, 2013.  To the extent the Adviser waives its management fees and/or pays expenses of the Fund, it may seek repayment by the Fund of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived and/or paid, subject to the respective waiver and expense reimbursement agreement.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Selkirk Opportunities Fund	1 Year	3 Years
	$203	$627

Selkirk Mutual Funds Prospectus – the Selkirk Core Fund's "Annual Fund Operating Expenses" section on page 5 is replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	1.00%
Distribution (12b-1) Fees	0.25%
Other Expenses(1)	0.61%
Total Annual Fund Operating Expenses Fee Waiver(2) Total Annual Fund Operating Expenses after Fee Waiver	1.86% 0.00% 1.86%

(1) "Other Expenses" are based on estimated amounts for current fiscal year and assumes that the Fund has average daily net assets of $25,000,000.

(2) The Adviser has contractually agreed (through April 30, 2013) to waive fees and/or pay the Selkirk Core Fund's expenses (excluding Acquired Fund Fees and Expenses) in order to limit Total Annual Fund Operating Expenses to 2.00% of the average net assets.  The contractual agreement to waive fees and/or pay expenses cannot be terminated, other than by the Trust's Board of Trustees, prior to May 1, 2013.  To the extent the Adviser waives its management fees and/or pays expenses of the Fund, it may seek repayment by the Fund of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived and/or paid, subject to the respective waiver and expense reimbursement agreement.

Selkirk Mutual Funds Prospectus – the Selkirk Income Fund's "Annual Fund Operating Expenses" section on page 8 is replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	1.00%
Distribution (12b-1) Fees	0.25%
Other Expenses(1)	0.61%
Total Annual Fund Operating Expenses Fee Waiver(2) Total Annual Fund Operating Expenses after Fee Waiver	1.86% 0.00% 1.86%

(1) "Other Expenses" are based on estimated amounts for current fiscal year and assumes that the Fund has average daily net assets of $25,000,000.

(2) The Adviser has contractually agreed (through April 30, 2013) to waive fees and/or pay the Selkirk Income Fund's expenses (excluding Acquired Fund Fees and Expenses) in order to limit Total Annual Fund Operating Expenses to 2.00% of the average net assets.  The contractual agreement to waive fees and/or pay expenses cannot be terminated, other than by the Trust's Board of Trustees, prior to May 1, 2013.  To the extent the Adviser waives its management fees and/or pays expenses of the Fund, it may seek repayment by the Fund of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived and/or paid, subject to the respective waiver and expense reimbursement agreement.

Please keep this supplement for future reference

Selkirk Core Fund | Selkirk Core Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.61%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.86%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses after Fee Waiver	rr_NetExpensesOverAssets	1.86%
Selkirk Core Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001113914_SupplementTextBlock

AMBASSADOR FUNDS

SUPPLEMENT DATED JANUARY 1, 2012

to

PROSPECTUS DATED JULY 1, 2011

In light of the foregoing, the Funds' prospectus is amended, effective as of January 1, 2012, by inserting the following information:

Selkirk Mutual Funds Prospectus – the Selkirk Core Fund's "Annual Fund Operating Expenses" section on page 5 is replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	1.00%
Distribution (12b-1) Fees	0.25%
Other Expenses(1)	0.61%
Total Annual Fund Operating Expenses Fee Waiver(2) Total Annual Fund Operating Expenses after Fee Waiver	1.86% 0.00% 1.86%

(1) "Other Expenses" are based on estimated amounts for current fiscal year and assumes that the Fund has average daily net assets of $25,000,000.

(2) The Adviser has contractually agreed (through April 30, 2013) to waive fees and/or pay the Selkirk Core Fund's expenses (excluding Acquired Fund Fees and Expenses) in order to limit Total Annual Fund Operating Expenses to 2.00% of the average net assets.  The contractual agreement to waive fees and/or pay expenses cannot be terminated, other than by the Trust's Board of Trustees, prior to May 1, 2013.  To the extent the Adviser waives its management fees and/or pays expenses of the Fund, it may seek repayment by the Fund of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived and/or paid, subject to the respective waiver and expense reimbursement agreement.

Please keep this supplement for future reference

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2013
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are based on estimated amounts for current fiscal year

[1]	"Other Expenses" are based on estimated amounts for current fiscal year and assumes that the Fund has average daily net assets of $25,000,000.
[2]	The Adviser has contractually agreed (through April 30, 2013) to waive fees and/or pay the Selkirk Core Fund's expenses (excluding Acquired Fund Fees and Expenses) in order to limit Total Annual Fund Operating Expenses to 2.00% of the average net assets. The contractual agreement to waive fees and/or pay expenses cannot be terminated, other than by the Trust's Board of Trustees, prior to May 1, 2013. To the extent the Adviser waives its management fees and/or pays expenses of the Fund, it may seek repayment by the Fund of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived and/or paid, subject to the respective waiver and expense reimbursement agreement.

Selkirk Income Fund
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Selkirk Income Fund
Management Fees		1.00%
Distribution (12b-1) Fees		0.25%
Other Expenses	[1]	0.61%
Total Annual Fund Operating Expenses		1.86%
Fee Waiver	[2]	none
Total Annual Fund Operating Expenses after Fee Waiver		1.86%
[1]	"Other Expenses" are based on estimated amounts for current fiscal year and assumes that the Fund has average daily net assets of $25,000,000.
[2]	The Adviser has contractually agreed (through April 30, 2013) to waive fees and/or pay the Selkirk Income Fund's expenses (excluding Acquired Fund Fees and Expenses) in order to limit Total Annual Fund Operating Expenses to 2.00% of the average net assets. The contractual agreement to waive fees and/or pay expenses cannot be terminated, other than by the Trust's Board of Trustees, prior to May 1, 2013. To the extent the Adviser waives its management fees and/or pays expenses of the Fund, it may seek repayment by the Fund of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived and/or paid, subject to the respective waiver and expense reimbursement agreement.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AMBASSADOR FUNDS
Prospectus Date	rr_ProspectusDate	Jul 1, 2011
Supplement [Text Block]	cik0001113914_SupplementTextBlock

AMBASSADOR FUNDS

SUPPLEMENT DATED JANUARY 1, 2012

to

PROSPECTUS DATED JULY 1, 2011

Explanatory Note:

Effective as of January 1, 2012, Ambassador Funds, a Delaware statutory trust (the "Trust"), has entered into an Agreement to Waive Fees and Reimburse Expenses (the "Agreement") with Convergence Financial Services, Inc., a Michigan corporation (the "Adviser") and the investment adviser to each of the Selkirk Opportunities Fund, Selkirk Core Fund and Selkirk Income Fund (collectively, the "Funds" and each a "Fund"), each of which is a series of the Trust.  Pursuant to the terms of the Agreement, the Adviser has agreed to waive its investment advisory fee and/or reimburse each Fund's operating expenses as necessary to limit each Fund's Total Annual Operating Expenses to 2.00% of the Fund's average net assets.  The Agreement has an initial term through April 30, 2013, and may not be terminated by the Adviser before such date.  The Agreement supersedes the fee waiver agreement made by the Adviser with respect to the Funds in the Investment Advisory Agreement made as of June 10, 2011, by and between the Trust and the Adviser.  The Agreement does not in any way relate to, or supersede the terms of such Investment Advisory Agreement applicable to, the other series of the Trust for which the Adviser serves as investment adviser.

In light of the foregoing, the Funds' prospectus is amended, effective as of January 1, 2012, by inserting the following information:

Selkirk Mutual Funds Prospectus – the Selkirk Opportunities Fund's "Annual Fund Operating Expenses" section on page 2 is replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	1.25%
Distribution (12b-1) Fees	0.25%
Other Expenses(1)	0.61%
Total Annual Fund Operating Expenses Fee Waiver and/or Expense Reimbursement(2) Total Annual Fund Operating Expenses after Fee Waiver	2.11% -0.11% 2.00%

(1) "Other Expenses" are based on estimated amounts for current fiscal year and assumes that the Fund has average daily net assets of $25,000,000.

(2) The Adviser has contractually agreed (through April 30, 2013) to waive fees and/or pay the Selkirk Opportunities Fund's expenses (excluding Acquired Fund Fees and Expenses) in order to limit Total Annual Fund Operating Expenses to 2.00% of the average net assets.  The contractual agreement to waive fees and/or pay expenses cannot be terminated, other than by the Trust's Board of Trustees, prior to May 1, 2013.  To the extent the Adviser waives its management fees and/or pays expenses of the Fund, it may seek repayment by the Fund of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived and/or paid, subject to the respective waiver and expense reimbursement agreement.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Selkirk Opportunities Fund	1 Year	3 Years
	$203	$627

Selkirk Mutual Funds Prospectus – the Selkirk Core Fund's "Annual Fund Operating Expenses" section on page 5 is replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	1.00%
Distribution (12b-1) Fees	0.25%
Other Expenses(1)	0.61%
Total Annual Fund Operating Expenses Fee Waiver(2) Total Annual Fund Operating Expenses after Fee Waiver	1.86% 0.00% 1.86%

(1) "Other Expenses" are based on estimated amounts for current fiscal year and assumes that the Fund has average daily net assets of $25,000,000.

(2) The Adviser has contractually agreed (through April 30, 2013) to waive fees and/or pay the Selkirk Core Fund's expenses (excluding Acquired Fund Fees and Expenses) in order to limit Total Annual Fund Operating Expenses to 2.00% of the average net assets.  The contractual agreement to waive fees and/or pay expenses cannot be terminated, other than by the Trust's Board of Trustees, prior to May 1, 2013.  To the extent the Adviser waives its management fees and/or pays expenses of the Fund, it may seek repayment by the Fund of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived and/or paid, subject to the respective waiver and expense reimbursement agreement.

Selkirk Mutual Funds Prospectus – the Selkirk Income Fund's "Annual Fund Operating Expenses" section on page 8 is replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	1.00%
Distribution (12b-1) Fees	0.25%
Other Expenses(1)	0.61%
Total Annual Fund Operating Expenses Fee Waiver(2) Total Annual Fund Operating Expenses after Fee Waiver	1.86% 0.00% 1.86%

(1) "Other Expenses" are based on estimated amounts for current fiscal year and assumes that the Fund has average daily net assets of $25,000,000.

(2) The Adviser has contractually agreed (through April 30, 2013) to waive fees and/or pay the Selkirk Income Fund's expenses (excluding Acquired Fund Fees and Expenses) in order to limit Total Annual Fund Operating Expenses to 2.00% of the average net assets.  The contractual agreement to waive fees and/or pay expenses cannot be terminated, other than by the Trust's Board of Trustees, prior to May 1, 2013.  To the extent the Adviser waives its management fees and/or pays expenses of the Fund, it may seek repayment by the Fund of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived and/or paid, subject to the respective waiver and expense reimbursement agreement.

Please keep this supplement for future reference

Selkirk Income Fund | Selkirk Income Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.61%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.86%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses after Fee Waiver	rr_NetExpensesOverAssets	1.86%
Selkirk Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001113914_SupplementTextBlock

AMBASSADOR FUNDS

SUPPLEMENT DATED JANUARY 1, 2012

to

PROSPECTUS DATED JULY 1, 2011

In light of the foregoing, the Funds' prospectus is amended, effective as of January 1, 2012, by inserting the following information:

Selkirk Mutual Funds Prospectus – the Selkirk Income Fund's "Annual Fund Operating Expenses" section on page 8 is replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	1.00%
Distribution (12b-1) Fees	0.25%
Other Expenses(1)	0.61%
Total Annual Fund Operating Expenses Fee Waiver(2) Total Annual Fund Operating Expenses after Fee Waiver	1.86% 0.00% 1.86%

(1) "Other Expenses" are based on estimated amounts for current fiscal year and assumes that the Fund has average daily net assets of $25,000,000.

(2) The Adviser has contractually agreed (through April 30, 2013) to waive fees and/or pay the Selkirk Income Fund's expenses (excluding Acquired Fund Fees and Expenses) in order to limit Total Annual Fund Operating Expenses to 2.00% of the average net assets.  The contractual agreement to waive fees and/or pay expenses cannot be terminated, other than by the Trust's Board of Trustees, prior to May 1, 2013.  To the extent the Adviser waives its management fees and/or pays expenses of the Fund, it may seek repayment by the Fund of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived and/or paid, subject to the respective waiver and expense reimbursement agreement.

Please keep this supplement for future reference

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2013
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are based on estimated amounts for current fiscal year

[1]	"Other Expenses" are based on estimated amounts for current fiscal year and assumes that the Fund has average daily net assets of $25,000,000.
[2]	The Adviser has contractually agreed (through April 30, 2013) to waive fees and/or pay the Selkirk Income Fund's expenses (excluding Acquired Fund Fees and Expenses) in order to limit Total Annual Fund Operating Expenses to 2.00% of the average net assets. The contractual agreement to waive fees and/or pay expenses cannot be terminated, other than by the Trust's Board of Trustees, prior to May 1, 2013. To the extent the Adviser waives its management fees and/or pays expenses of the Fund, it may seek repayment by the Fund of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived and/or paid, subject to the respective waiver and expense reimbursement agreement.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jul 1, 2011